Public Offering Warrants (Tables)	12 Months Ended
Jun. 30, 2020
Public Offering Warrants [Abstract]
Schedule of assumptions used to value the company's warrant
For the year ended June 30, 2018
Expected term (in years)	2.75
Expected volatility	49.39%
Risk-free interest rate	2.11%